Trade and other receivables	12 Months Ended
Mar. 31, 2021
Trade and other current receivables [abstract]
Trade and other receivables

26. Trade and other receivables

	March 31,
	2020	2021
Trade receivables (net of allowance)	2,256,524	772,769
Receivables from joint venture (refer to note 42)	7,993	15,418
Receivable from other related parties (refer to note 42)	3,808	3,317
Refund and other receivable (net of allowance)	100,070	78,322
Total	2,368,395	869,826
Contract Assets (refer to note 8)	-	626
-	-	626
Total	2,368,395	870,452

A trade receivable is a right to consideration that is unconditional upon passage of time. Trade receivables are non-interest bearing and are generally on terms of 30 to 90 days. Revenue for time and material contracts are recognised as related service are performed.

The trade receivables primarily consist of amounts receivable from airline’s, hotels, corporate’s and retail customers pertaining to the transaction value.

The management does not consider there to be significant concentration of credit risk relating to trade, refund and other receivables. Refer to note 40.

The movement in the allowance for expected credit loss and amounts impaired in respect of trade, refund & other receivables and contract assets during the year was as follows:

	March 31,
	2020	2021
Balance at the beginning of the year	486,254	554,726
Provisions accrued during the year	93,000	178,342
Amount written off during the year	(28,919)	(54,486)
Provision moved from allowance for doubtful advances (refer note 21)	-	5,602
Effect of movement in exchange rate	4,391	3,327
Balance at the end of the year	554,726	687,511